Borrowings and Other Financial Liabilities - Detailed Information about Borrowings (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current liabilities [abstract]
Project finance facility	$ 387,561	$ 27,567
Lease liabilities	9,860	721
Current Borrowings And Other Financial Liabilities	397,421	28,288
Non-current liabilities [abstract]
Project finance facility	3,769,783	4,157,344
Lease liabilities	15,575	16,147
Total Non-current borrowings and other financial liabilities	$ 3,785,358	$ 4,173,491